SITE CLOSURE PROVISIONS (Details) - Camino Rojo $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Disclosure of other provisions [line items]
Undiscounted risk-adjusted cash flows	$ 6,091
Inflation rate	5.55%
Discount rate	7.43%